FHLB ADVANCES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.14%
Federal Home Loan Bank, Advances, Branch Of Fhlb Bank, Amount Of Advances	$ 1,692	$ 1,808